================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                 Stephen L. Kuhn, Vice President and Secretary,
                    1295 State Street, Springfield, MA 01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/06

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 72.67%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 66.37%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    1,125,000    04/08/04    $  1,125,000    $  1,002,932
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      1,230 shs.    04/08/04            --                12
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  33,505 shs.    03/23/06          33,860             335
                                                                                                      ------------    ------------
                                                                                                         1,158,860       1,003,279
                                                                                                      ------------    ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                      $    1,125,000    02/29/00       1,047,620       1,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                        192 shs.    02/29/00         162,931         277,171
                                                                                                      ------------    ------------
                                                                                                         1,210,551       1,402,171
                                                                                                      ------------    ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil and
gas industries.
  12% Senior Subordinated Note due 2013                                 $      583,333    04/08/05         550,976         579,008
  Limited Partnership Interest (B)                                          0.19% int.    04/07/05          41,667          64,093
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         66 shs.    04/08/05          64,833         101,668
                                                                                                      ------------    ------------
                                                                                                           657,476         744,769
                                                                                                      ------------    ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    1,125,000    01/22/04       1,018,265       1,140,276
  Preferred Class A Unit (B)                                                1,337 uts.    01/22/04         133,700         120,330
  Common Class B Unit (B)                                                   1,610 uts.    01/22/04               1         154,458
                                                                                                      ------------    ------------
                                                                                                         1,151,966       1,415,064
                                                                                                      ------------    ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                                   $      861,702    05/18/05         807,057         866,487
Common Stock (B)                                                              263 shs.    05/18/05         263,298         236,970
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)                                             69 shs.    05/18/05          59,362               1
                                                                                                      ------------    ------------
                                                                                                         1,129,717       1,103,458
                                                                                                      ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $      893,000    12/31/04         835,799         896,495
  Common Stock (B)                                                            261 shs.           *         261,000         234,900
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         73 shs.    12/31/04          63,254               1
                                                                                                      ------------    ------------
                                                                                                         1,160,053       1,131,396
                                                                                                      ------------    ------------
*12/31/04 and 03/31/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  8.54% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $      131,792    04/09/02    $    131,792    $    131,792
  8.54% Senior Secured Tranche A Note due 2008 (C)                      $      339,148    04/09/02         339,148         339,148
  12% Senior Secured Note due 2010                                      $      412,112    04/09/02         364,564         425,439
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                          5.09% int.    04/09/02          87,045         261,618
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        794 shs.    04/09/02          72,856         238,665
                                                                                                      ------------    ------------
                                                                                                           995,405       1,396,662
                                                                                                      ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                       $       96,698    03/31/04          96,698            --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      2,421 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                            96,699            --
                                                                                                      ------------    ------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
  10% Senior Secured Term Note due 2012                                 $      886,597    08/12/05         886,567         897,894
  14% Senior Subordinated Note due 2013                                 $      649,755    08/12/05         591,610         651,453
  Common Stock (B)                                                        268,657 shs.    08/12/05         268,657         241,791
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     49,552 shs.    08/12/05          60,910             496
                                                                                                      ------------    ------------
                                                                                                         1,807,744       1,791,634
                                                                                                      ------------    ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                $      433,735    09/13/02         433,735         433,452
  11% Senior Subordinated Note due 2010                                 $      478,916    09/13/02         462,021         478,814
  Common Stock (B)                                                        180,723 shs.    09/13/02         180,723         346,988
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     78,386 shs.    09/13/02          34,428         150,501
                                                                                                      ------------    ------------
                                                                                                         1,110,907       1,409,755
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest                                              1.81% int.    09/29/95          22,519         178,408
                                                                                                      ------------    ------------

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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------

CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 uts.    04/29/00    $      3,598    $        180
  Common Membership Interests (B)                                          10,421 uts.    04/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                             55 shs.           *             252          22,973
                                                                                                      ------------    ------------
COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                               $      326,087    04/30/03         326,087         326,151
  11.5% Senior Subordinated Note due 2011                               $      242,754    04/30/03         225,258         243,029
  Common Stock (B)                                                         72,463 shs.    04/30/03          72,463          81,738
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     50,099 shs.    04/30/03          23,317          56,512
                                                                                                      ------------    ------------
                                                                                                           647,125         707,430
                                                                                                      ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  9.77% Senior Secured Revolving Credit
    Facility due 2006 (C)                                               $       86,420    01/07/02          86,420          85,957
  9.77 % Senior Secured Tranche A Note due 2007 (C)                     $      458,913    06/26/01         458,913         445,488
  13% Senior Secured Tranche B Note due 2008                            $      370,370    06/26/01         370,370         363,015
  Limited Partnership Interest (B)                                          3.65% int.    06/26/01         185,185         166,667
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,163 shs.    06/26/01          45,370          51,744
                                                                                                      ------------    ------------
                                                                                                         1,146,258       1,112,871
                                                                                                      ------------    ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and
indoor synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    1,059,417          **         974,588         953,475
  Limited Partnership Interest (B)                                          4.43% int.         ***         103,135           1,031
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         92 shs.          **          84,829               1
                                                                                                      ------------    ------------
                                                                                                         1,162,552         954,507
                                                                                                      ------------    ------------

  *12/30/97 and 05/29/99.
 **08/12/04 and 01/18/05.
***08/12/04 and 01/14/05.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    1,157,143    06/15/05    $  1,107,117    $  1,143,551
  Common Stock (B)                                                            193 shs.    06/15/05         192,857         173,574
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         54 shs.    06/15/05          53,295               1
                                                                                                      ------------    ------------
                                                                                                         1,353,269       1,317,126
                                                                                                      ------------    ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    1,350,000    08/04/05       1,280,605       1,329,865
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         10 shs.    08/04/05          72,617            --
                                                                                                      ------------    ------------
                                                                                                         1,353,222       1,329,865
                                                                                                      ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                                 $    2,045,455           *       1,977,176       1,022,728
  Common Stock (B)                                                             30 shs.           *          51,136           5,114
  Limited Partnership Interest (B)                                         10.23% int.           *         150,377          15,182
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        171 shs.           *         157,343          29,489
                                                                                                      ------------    ------------
                                                                                                         2,336,032       1,072,513
                                                                                                      ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  Common Stock (B)                                                            310 shs.    07/19/01         309,783         367,858
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        157 shs.    07/19/01         132,677         186,446
                                                                                                      ------------    ------------
                                                                                                           442,460         554,304
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products
and installation accessories.
  Common Stock (B)                                                        126,817 shs.    12/19/05          40,518       1,911,763
  Limited Partnership Interest (B)                                          4.61% int.          **          26,223         825,363
                                                                                                      ------------    ------------
                                                                                                            66,741       2,737,126
                                                                                                      ------------    ------------

 *03/05/99 and 03/24/99.
**12/22/99 and 09/14/05.
----------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      13.57% int.    08/27/98    $    366,495    $       --
  Preferred Stock (B)                                                       1,639 shs.    12/14/01       1,392,067       1,252,858
  Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc.
    at $.01 per share (B)                                                   6,676 shs.           *         201,655            --
                                                                                                      ------------    ------------
                                                                                                         1,960,217       1,252,858
                                                                                                      ------------    ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                                 $      984,375    10/30/03         903,494       1,004,063
  Common Stock (B)                                                          3,656 shs.          **         365,600         380,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,077 shs.    10/30/03          98,719         111,967
                                                                                                      ------------    ------------
                                                                                                         1,367,813       1,496,254
                                                                                                      ------------    ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share                                             11 shs.    06/28/04          40,875          71,718
                                                                                                      ------------    ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                                 $      562,500    09/24/04         544,502         573,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      2,163 shs.    09/24/04          20,893          38,069
                                                                                                      ------------    ------------
                                                                                                           565,395         611,819
                                                                                                      ------------    ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                          0.03% int.    01/01/01           6,710           5,423
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          0.70% int.    03/30/00         281,250          33,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     15,415 shs.    03/30/00         135,000          22,500
                                                                                                      ------------    ------------
                                                                                                           416,250          56,250
                                                                                                      ------------    ------------

 *10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                              $    1,125,000    09/09/03    $  1,106,131    $    562,500
  16.03% Overdue Interest Secured Note due 2008 (C)                     $       75,952    01/13/06          68,357          68,357
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,229 shs.    09/09/03          18,869            --
                                                                                                      ------------    ------------
                                                                                                         1,193,357         630,857
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock (B)                                                         45,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    1,252,174    02/03/06       1,124,176       1,223,937
  Common Stock (B)                                                             98 shs.    02/03/06          97,826          88,047
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        135 shs.    02/03/06         110,348               1
                                                                                                      ------------    ------------
                                                                                                         1,332,350       1,311,985
                                                                                                      ------------    ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    1,237,500    01/31/06       1,150,271       1,216,749
  Common Stock (B)                                                        112,500 shs.    01/31/06         112,500         101,250
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                     73,275 shs.    01/31/06          63,113             733
                                                                                                      ------------    ------------
                                                                                                         1,325,884       1,318,732
                                                                                                      ------------    ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    1,170,000    02/10/06       1,085,213       1,148,809
  Common Stock (B)                                                            180 shs.    02/10/06         180,000         162,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         67 shs.    02/10/06          61,875               1
                                                                                                      ------------    ------------
                                                                                                         1,327,088       1,310,810
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.30% int.    07/21/94          91,867             737
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    1,081,731           *    $    987,616    $  1,086,804
  Common Stock (B)                                                             33 shs.           *          33,216          38,120
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        106 shs.           *         105,618         121,199
                                                                                                      ------------    ------------
                                                                                                         1,126,450       1,246,123
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  12% Senior Secured Note due 2006                                      $      949,004    03/01/04         938,546         711,753
  Common Stock (B)                                                            130 shs.    06/01/00         149,500            --
                                                                                                      ------------    ------------
                                                                                                         1,088,046         711,753
                                                                                                      ------------    ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.19% Senior Secured Note due 2009 (C)                               $    1,171,432    07/26/05       1,148,047       1,161,096
  16.69% Senior Secured Note due 2009 (C)                               $      185,163    07/26/05         162,443         184,143
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.01 per share (B)                      54,468 shs.    07/26/05          18,156          57,736
                                                                                                      ------------    ------------
                                                                                                         1,328,646       1,402,975
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187    08/04/00         482,340         502,303
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.    08/04/00         153,119         149,239
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      1.30% int.    08/03/00         469,250         375,461
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     26,931 shs.    08/04/00          61,101          21,544
                                                                                                      ------------    ------------
                                                                                                         1,165,810       1,048,547
                                                                                                      ------------    ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $      843,750    12/15/04         796,342         822,475
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        594 shs.    12/15/04          53,528               6
                                                                                                      ------------    ------------
                                                                                                           849,870         822,481
                                                                                                      ------------    ------------

*06/30/04 and 08/19/04.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.33% Senior Secured Revolving Note due 2006 (C)                      $       20,967    06/16/00    $     20,967    $     20,917
  8.33% Senior Secured Tranche A Note due 2007 (C)                      $      196,568    06/16/00         196,568         194,718
  12% Senior Secured Tranche B Note due 2008                            $      314,509    06/16/00         304,423         317,807
  Limited Partnership Interest of
   Riverside XVI Holding Company, L.P. (B)                                  3.02% int.    06/12/00         190,563         136,016
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        633 shs.    06/12/00          26,209          45,182
                                                                                                      ------------    ------------
                                                                                                           738,730         714,640
                                                                                                      ------------    ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $      969,643    02/27/04         891,357         979,463
  Preferred Stock (B)                                                          12 shs.    11/24/04         237,794         241,915
  Common Stock (B)                                                              6 shs.    02/27/04           6,814          93,122
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                          6 shs.    02/27/04           4,124          85,169
                                                                                                      ------------    ------------
                                                                                                         1,140,089       1,399,669
                                                                                                      ------------    ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
  Common Stock (B)                                                         28,577 shs.    02/08/05         137,444         181,978
                                                                                                      ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                               $    2,036,000           *       1,883,869       2,022,448
  Common Stock (B)                                                          3,057 shs.           *         213,998         117,695
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                      8,245 shs.           *         318,838         317,433
                                                                                                      ------------    ------------
                                                                                                         2,416,705       2,457,576
                                                                                                      ------------    ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.27% Senior Secured Revolving Note due 2009 (C)                      $       21,269    09/03/04          21,269          21,120
  9.03% Senior Secured Tranche A Note due 2010 (C)                      $      414,180    09/03/04         414,180         414,273
  12% Senior Secured Tranche B Note due 2011                            $      179,104    09/03/04         159,745         178,822
  Limited Partnership Interest (B)                                          4.48% int.    09/03/04          33,582          30,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        243 shs.    09/03/04          22,556               2
                                                                                                      ------------    ------------
                                                                                                           651,332         644,441
                                                                                                      ------------    ------------

*12/23/98 and 01/28/99.
----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      549,837    09/30/04    $    504,171    $    557,278
  8.75% Senior Subordinated Note due 2012                               $      732,065    09/30/04         732,065         746,417
  Common Stock (B)                                                        218,099 shs.    09/30/04         218,099         315,807
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                     87,755 shs.    09/30/04          51,941         127,069
                                                                                                      ------------    ------------
                                                                                                         1,506,276       1,746,571
                                                                                                      ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock                                                           44 shs.    10/28/04          44,289          44,153
  Common Stock                                                             13,863 shs.    10/28/04          18,576          21,459
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share                                         47,090 shs.    05/01/03          21,534          72,472
                                                                                                      ------------    ------------
                                                                                                            84,399         138,084
                                                                                                      ------------    ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    1,134,000    08/12/05       1,064,575       1,119,041
  Common Stock (B)                                                            216 shs.    08/12/05         216,000         194,400
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         73 shs.    08/12/05          72,576               1
                                                                                                      ------------    ------------
                                                                                                         1,353,151       1,313,442
                                                                                                      ------------    ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    1,350,000    03/31/06       1,249,875       1,333,125
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         81 shs.    03/31/06          73,125               1
                                                                                                      ------------    ------------
                                                                                                         1,323,000       1,333,126
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  8.54% Senior Secured Revolving Note due 2010 (C)                      $       52,941    12/21/05          51,765          52,461
  8.54% Senior Secured Tranche A Note due 2010 (C)                      $      582,353    12/21/05         576,529         577,401
  12% Senior Secured Tranche B Note due 2010                            $      200,000    12/21/05         177,059         198,029
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                         0.01% int.           *              29          86,097
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        122 shs.    12/21/05          20,941               1
                                                                                                      ------------    ------------
                                                                                                           826,323         913,989
                                                                                                      ------------    ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      8,752 shs.    12/11/02         261,264       1,837,891
                                                                                                      ------------    ------------

*09/20/00 and 05/23/02.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      330,882    02/24/06    $    304,697    $    324,173
  Limited Partnership Interest (B)                                            344 uts.    02/24/06         344,120         326,914
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         26 shs.    02/24/06          19,687            --
                                                                                                      ------------    ------------
                                                                                                           668,504         651,087
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $      562,500    01/31/03         490,334         577,482
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        112 shs.    01/31/03          95,625         109,087
                                                                                                      ------------    ------------
                                                                                                           585,959         686,569
                                                                                                      ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $      986,538    03/29/04         982,661         985,840
  10% Preferred Stock (B)                                                     135 shs.    03/29/04         135,044         134,621
  Common Stock (B)                                                          3,418 shs.    03/29/04           3,418          26,209
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      4,565 shs.    03/29/04           3,877          34,961
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,181,631
                                                                                                      ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286    01/28/02         464,286         450,214
  11.5% Senior Subordinated Note due 2012                               $      857,143    01/28/02         791,793         802,268
  Common Stock (B)                                                        178,571 shs.    01/28/02         178,571         142,857
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    138,928 shs.    01/28/02          92,597           1,389
                                                                                                      ------------    ------------
                                                                                                         1,527,247       1,396,728
                                                                                                      ------------    ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in North America.
  13% Senior Subordinated Note due 2013                                 $    1,256,152    12/20/05       1,179,539       1,223,825
  Common Stock (B)                                                         93,848 shs.    12/20/05          93,848          84,463
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     52,820 shs.    12/20/05          52,292             528
                                                                                                      ------------    ------------
                                                                                                         1,325,679       1,308,816
                                                                                                      ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      323,115    01/03/06         318,268         319,003
  13% Senior Subordinated Note due 2013                                 $      392,709    01/03/06         349,456         387,511
  Common Stock (B)                                                        184,176 shs.    01/03/06         184,176         165,758
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     41,249 shs.    01/03/06          35,900             412
                                                                                                      ------------    ------------
                                                                                                           887,800         872,684
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  14% Senior Subordinated Note due 2006                                 $    1,241,000    08/07/98    $  1,241,000    $  1,229,530
  12% Senior Subordinated Note due 2008                                 $      244,154    02/09/00         235,693         237,039
  Limited Partnership Interest of Riverside VIII, VIII-A
    and VIII-B Holding Company, L.P.                                       10.66% int.           *         808,300         694,818
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     15,166 shs.          **         206,041          46,955
                                                                                                      ------------    ------------
                                                                                                         2,491,034       2,208,342
                                                                                                      ------------    ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,047,115    01/17/06         937,405       1,033,127
  Limited Partnership Interest (B)                                          1,942 uts.    01/17/06         302,885         272,597
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        328 shs.    01/17/06          90,424               3
                                                                                                      ------------    ------------
                                                                                                         1,330,714       1,305,727
                                                                                                      ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    1,215,000    03/31/06       1,131,820       1,191,551
  Preferred Stock (B)                                                          19 shs.    03/31/06         174,492         165,788
  Common Stock (B)                                                             12 shs.    03/31/06          13,500          12,150
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                          7 shs.    03/31/06           5,888            --
                                                                                                      ------------    ------------
                                                                                                         1,325,700       1,369,489
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00       1,058,338       1,121,153
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          1.28% int.    12/21/00         140,625          79,804
                                                                                                      ------------    ------------
                                                                                                         1,198,963       1,200,957
                                                                                                      ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.    08/12/94          33,217            --
  Common Stock (B)                                                            867 shs.         ***          42,365            --
                                                                                                      ------------    ------------
                                                                                                            75,582            --
                                                                                                      ------------    ------------

  *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
 **08/07/98 and 02/29/00.
***11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $      937,500    05/28/04    $    769,320    $    942,163
  Common Stock (B)                                                        187,500 shs.    05/28/04         187,500         247,500
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    199,969 shs.    05/28/04         199,969         262,359
                                                                                                      ------------    ------------
                                                                                                         1,156,789       1,452,022
                                                                                                      ------------    ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major
restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,002,475    07/09/04         976,254         601,485
  Limited Partnership Interest (B)                                          4.90% int.    07/09/04         137,195            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        280 shs.    07/09/04          25,973            --
                                                                                                      ------------    ------------
                                                                                                         1,139,422         601,485
                                                                                                      ------------    ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    1,196,809    02/10/06       1,109,922       1,179,044
  Common Stock (B)                                                             153,191    02/10/06         153,191         137,871
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                          69,647    02/10/06          63,421               1
                                                                                                      ------------    ------------
                                                                                                         1,326,534       1,316,916
                                                                                                      ------------    ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $      975,000    09/29/04         891,404         877,500
  Limited Partnership Interest (B)                                         21,500 uts.    09/29/04         150,000            --
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,481 shs.    09/29/04          83,596            --
                                                                                                      ------------    ------------
                                                                                                         1,125,000         877,500
                                                                                                      ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and
cultured marble bathroom products.
  12.5% Senior Subordinated Note due 2011                               $      562,500    11/14/03         509,770         558,359
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                         74 shs.    11/14/03          65,089          37,756
                                                                                                      ------------    ------------
                                                                                                           574,859         596,115
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  7.91% Senior Secured Tranche A Note due 2007 (C)                      $      390,345    06/02/99         390,345         390,345
  12% Senior Secured Tranche B Note due 2007                            $      646,089    06/02/99         646,089         646,089
  Class B Common Stock (B)                                                    846 shs.    06/02/99         146,456         279,952
                                                                                                      ------------    ------------
                                                                                                         1,182,890       1,316,386
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $      814,655    09/10/04    $    761,271    $    806,110
  Common Stock (B)                                                            310 shs.    09/10/04         310,345         253,171
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                         71 shs.    09/10/04          60,129          57,706
                                                                                                      ------------    ------------
                                                                                                         1,131,745       1,116,987
                                                                                                      ------------    ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)                      0.76% int.    08/29/00         307,860            --
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,862 shs.    01/14/00         382,501            --
                                                                                                      ------------    ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Partnership Interest (B)                                          1.05% int.    08/20/03          33,463           7,465
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     45,942 shs.    08/21/03          10,249          10,249
                                                                                                      ------------    ------------
                                                                                                            43,712          17,714
                                                                                                      ------------    ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    1,173,909    10/14/05         999,679       1,187,240
  Preferred Stock (B)                                                       1,749 shs.    10/14/05         174,924         176,397
  Common Stock (B)                                                          1,167 shs.    10/14/05           1,167           1,050
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        618 shs.    10/14/05         155,860               6
                                                                                                      ------------    ------------
                                                                                                         1,331,630       1,364,693
                                                                                                      ------------    ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  7.78% Senior Secured Term A Note due 2010 (C)                         $      116,797    03/01/05         116,797         117,495
  8.28% Senior Secured Term B Note due 2012 (C)                         $      207,421    03/01/05         207,421         208,648
  12% Senior Subordinated Note due 2013                                 $      585,937    03/01/05         556,445         579,232
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P. (B)                                       2.30% int.    03/01/05         235,547         211,995
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                         37 shs.    03/01/05          32,098            --
                                                                                                      ------------    ------------
                                                                                                         1,148,308       1,117,370
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                                 $    1,356,000    02/05/98    $  1,269,237    $  1,356,000
  Common Stock (B)                                                            315 shs.    02/04/98         315,000         318,371
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        222 shs.    02/05/98         184,416         224,375
                                                                                                      ------------    ------------
                                                                                                         1,768,653       1,898,746
                                                                                                      ------------    ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $      918,000    08/31/05         878,320         915,822
  Common Stock (B)                                                            432 shs.    08/31/05         432,000         410,400
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         46 shs.    08/31/05          41,021            --
                                                                                                      ------------    ------------
                                                                                                         1,351,341       1,326,222
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      451,394    01/20/00         451,394         450,428
  12% Senior Subordinated Note due 2010                                 $      758,100    01/20/00         730,113         756,486
  Common Stock (B)                                                        129,960 shs.    01/20/00         129,960         116,964
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      148,912 shs.    01/20/00          56,316           1,489
                                                                                                      ------------    ------------
                                                                                                         1,367,783       1,325,367
                                                                                                      ------------    ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    1,222,698           *       1,137,373       1,243,268
  Common Stock (B)                                                            393 shs.           *         423,985         531,803
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         81 shs.           *          84,650         109,826
                                                                                                      ------------    ------------
                                                                                                         1,646,008       1,884,897
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $      562,500    04/11/03         527,532         554,956
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      3,060 shs.    04/11/03          50,625          23,688
                                                                                                      ------------    ------------
                                                                                                           578,157         578,644
                                                                                                      ------------    ------------

*07/19/05 and 12/22/05.
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $      705,457    05/28/04    $    639,527    $    677,074
  8.75% Senior Secured Note due 2011                                    $      409,310    05/28/04         409,310         401,117
  Common Stock (B)                                                        385,233 shs.    05/28/04         385,233         327,448
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    116,521 shs.    05/28/04          74,736           1,165
                                                                                                      ------------    ------------
                                                                                                         1,508,806       1,406,804
                                                                                                      ------------    ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  Common Stock (B)                                                        187,500 shs.    05/02/00         187,500         294,375
                                                                                                      ------------    ------------
U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                                 $      473,684    08/06/03         411,269         486,890
  Preferred Stock (B)                                                       1,361 shs.    08/06/03         136,089         136,098
  Common Stock (B)                                                            546 shs.    08/06/03             546           1,365
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share                                            502 shs.    08/06/03         157,869           1,255
                                                                                                      ------------    ------------
                                                                                                           705,773         625,608
                                                                                                      ------------    ------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                          499 shs.    09/30/99         272,912          54,525
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                               72,720 shs.    12/19/96         583,365            --
  Common Stock (B)                                                         10,013 shs.    09/30/99         399,505            --
  Warrants, exercisable until 2010, to
    purchase common stock at $.01 per share (B)                             2,459 shs.           *          64,182            --
                                                                                                      ------------    ------------
                                                                                                         1,319,964          54,525
                                                                                                      ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $      996,500    04/30/04         900,077       1,020,810
  Common Stock (B)                                                             96 shs.    04/30/04          96,400         121,464
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        122 shs.    04/30/04         112,106         153,720
                                                                                                      ------------    ------------
                                                                                                         1,108,583       1,295,994
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.04% int.    12/02/96               1               2
                                                                                                      ------------    ------------

*12/19/96 and 09/30/99
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                          Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                                 $      999,153    09/24/04    $    913,829    $    988,850
  Common Stock (B)                                                         12,585 shs.    09/24/04         125,850         172,767
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     12,593 shs.    09/24/04          98,938         172,877
                                                                                                      ------------    ------------
                                                                                                         1,138,617       1,334,494
                                                                                                      ------------    ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $      900,000    07/19/04         785,152         856,320
  Limited Partnership Interest Class A (B)                                  0.93% int.    07/19/04         219,375         197,438
  Limited Partnership Interest Class B (B)                                  0.41% int.    07/19/04          96,848          87,163
                                                                                                      ------------    ------------
                                                                                                         1,101,375       1,140,921
                                                                                                      ------------    ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting
goods apparel.
  10% Senior Subordinated Lien Note due 2009                            $      444,079    07/12/04         444,079         450,030
  14% Senior Subordinated Note due 2012                                 $      563,346    07/12/04         561,862         580,245
  Limited Partnership Interest (B)                                          0.20% int.    07/12/04          19,737          53,290
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      2,133 shs.    07/12/04           1,500           5,741
                                                                                                      ------------    ------------
                                                                                                         1,027,178       1,089,306
                                                                                                      ------------    ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $ 82,888,630    $ 83,583,675
                                                                                                      ------------    ------------




----------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE RESTRICTED SECURITIES(A)(Continued)      Rate           Date         Amount           Cost         Fair Value
                                                 --------       --------    ------------    ------------    ------------
RULE 144A SECURITIES - 6.30%: (A)

BONDS - 5.72%
  A E S Corporation                               8.750%        05/15/13    $    425,000    $    472,198    $    459,000
  A E S Corporation                               9.000         05/15/15         175,000         175,000         189,875
  Activant Solutions, Inc. (C)                   10.530         04/01/10         400,000         400,000         408,000
  Atlas Pipeline Partners                         8.125         12/15/15         100,000         100,000         104,250
  Blockbuster, Inc.                               9.000         09/01/12         275,000         276,931         240,625
  Bombardier Capital, Inc.                        6.125         06/29/06         500,000         501,876         500,000
  Bombardier, Inc.                                6.300         05/01/14         500,000         440,315         458,750
  Charter Communications Op LLC                   8.000         04/30/12         500,000         498,750         497,500
  Douglas Dynamics LLC                            7.750         01/15/12         325,000         326,801         315,250
  Dynegy Holdings, Inc.                           8.375         05/01/16         165,000         165,000         165,000
  G F S I, Inc.                                  11.000         06/01/11         375,000         340,343         363,750
  Inergy LP                                       8.250         03/01/16          75,000          75,000          76,688
  Interactive Health LLC                          7.250         04/01/11         500,000         422,962         390,000
  Neiman Marcus Group, Inc.                      10.375         10/15/15         600,000         600,000         637,500
  P Q Corporation                                 7.500         02/15/13         685,000         677,350         657,600
  Service Corporation International (C)           7.500         06/15/17         500,000         495,015         508,750
  Siebe PLC                                       6.500         01/15/10         350,000         308,000         330,750
  Sierra Pacific Resources                        6.750         08/15/17         330,000         331,629         331,238
  Sungard Data Systems                            9.125         08/15/13          75,000          75,000          79,313
  T C W Lev Income Trust LP                       8.410         11/30/06         560,002         560,002         302,401
  Tenaska Alabama Partners LP                     7.000         06/30/21         182,273         182,273         182,864
                                                                                            ------------    ------------
TOTAL BONDS                                                                                    7,424,445       7,199,104
                                                                                            ------------    ------------
CONVERTIBLE BONDS - 0.58%
  Cymer, Inc.                                     3.500%        02/15/09    $    450,000    $    450,000    $    456,750
  QLT, Inc.                                       3.000         09/15/23         305,000         277,410         278,694
                                                                                            ------------    ------------
    TOTAL CONVERTIBLE BONDS                                                                      727,410         735,444
                                                                                            ------------    ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                       700    $          7    $       --
                                                                                            ------------    ------------
    TOTAL WARRANTS                                                                                     7            --
                                                                                            ------------    ------------
TOTAL RULE 144A SECURITIES                                                                     8,151,862       7,934,548
                                                                                            ------------    ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                                   $ 91,040,492    $ 91,518,223
                                                                                            ------------    ------------



------------------------------------------------------------------------------------------------------------------------
                                                                                                                      23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES -- 26.46%:(A)          Rate           Date         Amount           Cost         Fair Value
                                                 --------       --------    ------------    ------------    ------------
BONDS - 23.82%
  Abitibi-Consolidated, Inc.                      7.750%        06/15/11    $    500,000    $    515,394    $    482,500
  Activant Solutions, Inc. (C)                   10.500         06/15/11         325,000         325,730         359,938
  Allied Waste NA                                 7.875         04/15/13         500,000         513,617         521,875
  Appleton Papers, Inc.                           8.125         06/15/11         250,000         250,000         251,250
  Argo Tech Corporation                           9.250         06/01/11         425,000         425,000         448,375
  Arrow Electronics, Inc.                         7.000         01/15/07         500,000         510,436         505,935
  BCP Crystal US Holdings Corporation             9.625         06/15/14         355,000         355,000         393,163
  C S C Holdings, Inc.                            7.625         04/01/11         250,000         250,909         251,250
  Cablevision Systems Corporation (C)             8.716         04/01/09         450,000         450,000         471,938
  Cadmus Communications Corporation               8.375         06/15/14         350,000         350,000         351,750
  Chemed Corporation                              8.750         02/24/11         600,000         600,000         636,000
  Chesapeake Energy Corporation                   7.000         08/15/14         650,000         675,870         664,625
  Cincinnati Bell, Inc.                           8.375         01/15/14         550,000         503,750         558,938
  Clayton Williams Energy, Inc.                   7.750         08/01/13         375,000         375,000         352,500
  Del Monte Corporation                           8.625         12/15/12         200,000         200,000         211,250
  Dollar Financial Group                          9.750         11/15/11         325,000         325,000         341,250
  Dominos, Inc.                                   8.250         07/01/11         109,000         108,213         111,725
  Electronic Data Systems Corporation             7.125         10/15/09         500,000         504,832         525,232
  Esterline Technologies                          7.750         06/15/13         175,000         175,000         179,812
  Ford Motor Credit Co.                           7.375         01/12/09         750,000         748,125         705,100
  Ford Motor Credit Co.                           5.800         10/28/09         500,000         499,070         456,628
  Gencorp, Inc.                                   9.500         08/15/13         130,000         130,000         140,400
  General Motors Acceptance Corporation           5.850         01/14/09         750,000         742,982         701,415
  Goodyear Tire & Rubber Co.                      7.857         08/15/11         350,000         327,250         342,125
  GulfMark Offshore, Inc.                         7.750         07/15/14         300,000         298,725         306,000
  Houghton Mifflin Co.                            9.875         02/01/13         500,000         526,977         537,500
  Huntsman LLC                                   11.625         10/15/10         163,000         161,068         184,597
  Imax Corporation                                9.625         12/01/10         500,000         516,008         530,000
  Intelsat Subsidiary Holding Company Ltd.        9.614         01/15/12         225,000         224,998         228,656
  Intelsat Subsidiary Holding Company Ltd.        8.250         01/15/13         250,000         250,955         254,375
  Intrawest Corporation                           7.500         10/15/13         250,000         250,000         253,438
  K 2, Inc.                                       7.375         07/01/14         150,000         150,567         149,625
  Koppers, Inc.                                   9.875         10/15/13         170,000         170,000         186,150
  Lazard LLC                                      7.125         05/15/15         375,000         374,704         389,583
  Leucadia National Corporation                   7.000         08/15/13         350,000         356,461         350,875
  Liberty Media Corporation                       5.700         05/15/13         500,000         475,805         464,955
  Lodgenet Entertainment Corporation              9.500         06/15/13         375,000         375,000         405,000
  Lyondell Chemical Co.                           9.500         12/15/08         265,000         258,834         275,600
  M G M Mirage, Inc.                              6.000         10/01/09         225,000         227,461         221,625
  M S X International, Inc.                      11.000         10/15/07         175,000         173,502         166,250
  Mac-Gray Corporation                            7.625         08/15/15         300,000         300,000         306,000
  Magnachip Semiconductor                         8.000         12/15/14          50,000          50,000          46,750
  Majestic Star Casino LLC                        9.500         10/15/10         250,000         250,000         265,000
  Manitowoc Company, Inc.                         7.125         11/01/13         100,000         100,000         102,000
  Markwest Energy Operating Co.                   6.875         11/01/14         250,000         250,000         236,250
  Mediacom LLC                                    9.500         01/15/13         750,000         745,806         742,500
  Metaldyne Corporation                          10.000         11/01/13         340,000         341,993         317,900
  Moog, Inc.                                      6.250         01/15/15          60,000          60,000          59,100

------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
BONDS, CONTINUED
  N R G Energy, Inc.                              7.375%        02/01/16    $    100,000    $    100,000    $    102,125
  Nalco Co.                                       7.750         11/15/11         250,000         250,000         253,125
  National Wine & Spirits, Inc.                  10.125         01/15/09          25,000          25,307          25,188
  Nextel Communications, Inc.                     7.375         08/01/15         400,000         409,645         419,495
  North American Energy Partners                  8.750         12/01/11         200,000         200,000         195,000
  Nova Chemicals Corporation (C)                  7.561         11/15/13         215,000         215,000         216,075
  O E D Corp/Diamond Jo Company Guarantee         8.750         04/15/12         500,000         492,980         500,000
  Offshore Logistics, Inc.                        6.125         06/15/13         350,000         350,000         329,000
  Pacific Energy Partners                         7.125         06/15/14         250,000         251,999         254,375
  Pacific Energy Partners                         6.250         09/15/15         100,000          99,544          97,500
  Pinnacle Foods Group                            8.250         12/01/13         225,000         225,000         222,750
  Pliant Corporation                             11.625         06/15/09         607,802         620,599         680,738
  Pogo Producing Co.                              6.875         10/01/17         250,000         250,000         246,875
  Primedia, Inc.                                  8.000         05/15/13         500,000         513,715         457,500
  Quicksilver Resources, Inc                      7.125         04/01/16         225,000         225,000         222,188
  Quintiles Transnational Corporation            10.000         10/01/13         250,000         250,000         288,125
  Rayovac Corporation                             8.500         10/01/13         175,000         175,000         161,875
  Rent-A-Center, Inc.                             7.500         05/01/10         250,000         250,000         250,000
  Rent-Way, Inc.                                 11.875         06/15/10         450,000         467,603         470,250
  Rhodia SA                                      10.250         06/01/11         163,000         164,463         182,763
  Rhodia SA                                       8.875         06/01/10         196,000         195,870         201,880
  Rock-Tenn Co.                                   8.200         08/15/11         500,000         503,678         496,250
  Rogers Wireless, Inc.                           7.250         12/15/12          90,000          90,000          94,838
  Rogers Wireless, Inc.                           7.500         03/15/15         560,000         601,190         600,600
  Rogers Wireless, Inc.                           8.000         06/01/11          90,000          90,000          95,512
  Samsonite Corporation                           8.875         12/15/12         500,000         523,374         528,750
  Sheridan Acquisition Corporation               10.250         08/15/11         225,000         222,001         231,468
  Tekni-Plex, Inc.                               12.750         06/15/10         500,000         483,500         322,500
  Telex Communications, Inc.                     11.500         10/15/08         250,000         250,000         266,875
  Tenet Healthcare Corporation                    6.375         12/01/11         250,000         241,250         225,625
  Tenet Healthcare Corporation                    9.875         07/01/14         350,000         341,859         354,375
  Texas Industries, Inc.                          7.250         07/15/13          35,000          35,000          36,050
  Transmontaigne, Inc.                            9.125         06/01/10         275,000         270,287         292,187
  Triton P C S, Inc.                              8.500         06/01/13         500,000         500,000         475,000
  Tyco International Group SA                     6.375         10/15/11         150,000         148,500         153,986
  Unisys Corporation                              8.000         10/15/12          90,000          90,000          88,425
  United Components, Inc.                         9.375         06/15/13         535,000         536,425         516,275
  United Rentals, Inc.                            7.750         11/15/13         325,000         325,000         325,000
  Universal City Florida (C)                      9.000         05/01/10         100,000         100,000         101,500
  Universal City Florida                          8.375         05/01/10         100,000         100,000         100,750
  Utilicorp United, Inc. (C)                      9.950         02/01/11         500,000         544,532         553,750
  Vicorp Restaurants, Inc.                       10.500         04/15/11         350,000         343,622         326,375
  Vought Aircraft Industries                      8.000         07/15/11         650,000         648,981         611,000
  Warner Music Group                              7.375         04/15/14         125,000         125,000         123,750
  Wornick Co.                                    10.875         07/15/11         350,000         350,000         360,500
                                                                                            ------------    ------------
    TOTAL BONDS                                                                               29,945,966      30,002,871
                                                                                            ------------    ------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

March 31, 2006
(Unaudited)

                                                                              Shares or
                                                 Interest         Due         Principal
CORPORATE PUBLIC SECURITIES(A)(Continued)          Rate           Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------

COMMON STOCK - 1.93%
  Distributed Energy Systems Corporation (B)                                      14,000    $    177,078    $     99,400
  H C I Direct, Inc. (B)                                                             500            --              --
  Rent-Way, Inc. (B)                                                              46,432         458,123         334,775
  Transmontaigne, Inc. (B)                                                       203,165         598,597       1,993,049
                                                                                            ------------    ------------
    TOTAL COMMON STOCK                                                                         1,233,798       2,427,224
                                                                                            ------------    ------------
CONVERTIBLE BONDS - 0.71%
  Citadel Broadcasting Corporation                1.875%        02/15/11    $    300,000    $    232,875    $    244,500
  ICOS Corporation                                2.000         07/01/23         375,000         298,125         296,719
  Leucadia National Corporation                   3.750         04/15/14         250,000         250,000         352,813
                                                                                            ------------    ------------
    TOTAL CONVERTIBLE BONDS                                                                      781,000         894,032
                                                                                            ------------    ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                       $ 31,960,764    $ 33,324,127
                                                                                            ------------    ------------

                                                Interest          Due         Principal
SHORT-TERM SECURITIES:                         Rate/Yield         Date         Amount           Cost        Market Value
                                                 --------       --------    ------------    ------------    ------------
COMMERCIAL PAPER - 5.73%
  Alltel Corporation                              4.860%        04/06/06         760,000         759,488         759,488
  Dow Jones & Company, Inc.                       4.860         04/04/06       2,286,000       2,285,076       2,285,076
  Newell Rubbermaid, Inc.                         4.824         04/05/06       1,819,000       1,818,026       1,818,026
  V F Corporation                                 4.550         04/03/06       2,347,000       2,346,369       2,346,369
                                                                                            ------------    ------------
    TOTAL SHORT-TERM SECURITIES                                                             $  7,208,959    $  7,208,959
                                                                                            ------------    ------------
TOTAL INVESTMENTS                                104.86%                                    $130,210,215    $132,051,309
                                                                                            ============    ------------
  Other Assets                                     5.90                                                        7,427,638
  Liabilities                                    (10.76)                                                     (13,549,368)
                                                 -------                                                    ------------
  TOTAL NET ASSETS                               100.00%                                                    $125,929,579
                                                 ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/06.
(D) Defaulted security; interest not accrued.

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.39%                                                      BUILDINGS & REAL ESTATE - 1.60%
Argo Tech Corporation                          $      448,375          Adorn, Inc.                                    $    1,402,171
Bombardier, Inc.                                      458,750          Texas Industries, Inc.                                 36,050
Consolidated Foundries Holdings                     1,317,126          TruStile Doors, Inc.                                  578,644
Esterline Technologies                                179,812                                                         --------------
Vought Aircraft Industries                            611,000                                                              2,016,865
                                               --------------                                                         --------------
                                                    3,015,063          CHEMICAL, PLASTICS & RUBBER - 1.53%
                                               --------------          Capital Specialty Plastics, Inc.                       22,973
AUTOMOBILE - 8.18%                                                     Huntsman LLC                                          184,597
Gencorp, Inc.                                         140,400          Koppers, Inc.                                         186,150
Goodyear Tire & Rubber Co.                            342,125          Lyondell Chemical Co.                                 275,600
Jason, Inc.                                         1,048,547          Nova Chemicals Corporation                            216,075
LIH Investors, L.P.                                 2,457,576          P Q Corporation                                       657,600
Metaldyne Corporation                                 317,900          Rhodia SA                                             384,643
Nyloncraft, Inc.                                    1,396,728                                                         --------------
Ontario Drive & Gear Ltd.                           1,305,727                                                              1,927,638
Qualis Automotive LLC                               1,452,022                                                         --------------
Transtar Holding Company                            1,326,222          CONSUMER PRODUCTS - 6.38%
United Components, Inc.                               516,275          Appleton Papers, Inc.                                 251,250
                                               --------------          Augusta Sportswear Holding Co.                      1,131,396
                                                   10,303,522          Euro-Pro Corporation                                  630,857
                                               --------------          G F S I, Inc.                                         363,750
BEVERAGE, DRUG & FOOD - 4.32%                                          H C I Direct, Inc.                                       --
Beta Brands Ltd.                                         --            K 2, Inc.                                             149,625
Cains Foods, L.P.                                     178,408          Maverick Acquisition Company                          644,441
Del Monte Corporation                                 211,250          Rayovac Corporation                                   161,875
Dominos, Inc.                                         111,725          Royal Baths Manufacturing Company                     596,115
Eagle Pack Pet Foods, Inc.                            611,819          Savage Sports Holding, Inc.                         1,116,987
National Wine & Spirits, Inc.                          25,188          The Tranzonic Companies                             1,898,746
Nonni's Food Company                                1,181,631          Walls Industries, Inc.                              1,089,306
Pinnacle Foods Group                                  222,750          Winsloew Furniture, Inc.                                 --
River Ranch Fresh Foods LLC                           877,500                                                         --------------
Specialty Foods Group, Inc.                              --                                                                8,034,348
Vicorp Restaurants, Inc.                              326,375                                                         --------------
Vitality Foodservice, Inc.                          1,334,494          CONTAINERS, PACKAGING & GLASS - 4.26%
Wornick Co.                                           360,500          NABCO, Inc.                                           651,087
                                               --------------          P I I Holding Corporation                           1,369,489
                                                    5,441,640          Paradigm Packaging, Inc.                            1,200,957
                                               --------------          Pliant Corporation                                    680,738
BROADCASTING &                                                         Tekni-Plex, Inc.                                      322,500
 ENTERTAINMENT- 2.44%                                                  Vitex Packaging, Inc.                               1,140,921
C S C Holdings, Inc.                                  251,250                                                         --------------
Cablevision Systems Corporation                       471,938                                                              5,365,692
Charter Communications Op LLC                         497,500                                                         --------------
Citadel Broadcasting Corporation                      244,500          DISTRIBUTION - 3.48%
Liberty Media Corporation                             464,955          Corvest Group, Inc.                                 1,072,513
Lodgenet Entertainment Corporation                    405,000          Kele and Associates, Inc.                           1,399,669
Mediacom LLC                                          742,500          O R S Nasco Holding, Inc.                           1,308,816
                                               --------------          QualServ Corporation                                  601,485
                                                    3,077,643          Strategic Equipment & Supply Corporation, Inc.           --
                                               --------------                                                         --------------
                                                                                                                           4,382,483
                                                                                                                      --------------

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                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              FINANCIAL SERVICES - 3.57%
 MANUFACTURING - 8.41%                                                 BCP Crystal US Holding Corporation             $      393,163
Activant Solutions, Inc.                       $      767,938          Bombardier Capital, Inc.                              500,000
AmerCable, Inc.                                       744,769          Dollar Financial Group                                341,250
Arrow Tru-Line Holdings, Inc.                       1,103,458          East River Ventures I, L.P.                             5,423
Coining Corporation of America LLC                  1,112,871          Ford Motor Credit Co.                               1,161,728
Dexter Magnetics Technologies, Inc.                   554,304          General Motors Acceptance Corporation                 701,415
Douglas Dynamics LLC                                  315,250          Highgate Capital LLC                                      737
Evans Consoles, Inc.                                     --            Lazard LLC                                            389,583
H M Holding Company                                 1,310,810          Leucadia National Corporation                         703,688
Justrite Manufacturing Acquisition Co.                822,481          T C W Leveraged Income Trust, L.P.                    302,401
Radiac Abrasives, Inc.                              1,316,916          Victory Ventures LLC                                        2
Rock-Tenn Co.                                         496,250                                                         --------------
Truck Bodies & Equipment International              1,884,897                                                              4,499,390
Tyco International Group SA                           153,986                                                         --------------
                                               --------------          HEALTHCARE, EDUCATION &
                                                   10,583,930           CHILDCARE - 3.49%
                                               --------------          A T I Acquisition Company                           1,003,279
DIVERSIFIED/CONGLOMERATE,                                              American Hospice Management Holding LLC             1,415,064
 SERVICE - 6.84%                                                       ICOS Corporation                                      296,719
Abitibi-Consolidated, Inc.                            482,500          Interactive Health LLC                                390,000
Allied Waste NA                                       521,875          MedAssist, Inc.                                       138,084
CapeSuccess LLC                                         2,512          Q L T, Inc.                                           278,694
Chemed Corporation                                    636,000          Quintiles Transnational Corporation                   288,125
Diversco, Inc./DHI Holdings, Inc.                   1,252,858          Tenet Healthcare Corporation                          580,000
Dwyer Group, Inc.                                   1,496,254                                                         --------------
Fowler Holding, Inc.                                1,311,985                                                              4,389,965
Keystone North America, Inc.                          181,978                                                         --------------
Mac-Gray Corporation                                  306,000          HOME & OFFICE FURNISHINGS,
Moss, Inc.                                            913,989           HOUSEWARES, AND DURABLE CONSUMER
M S X International, Inc.                             166,250           PRODUCTS - 4.26%
Service Corporation International                     508,750          Connor Sport Court International, Inc.                954,507
U S M Holdings Corporation                            625,608          Home Decor Holding Company                          1,246,123
Universal City Florida                                202,250          Monessen Holding Corporation                        1,333,126
                                               --------------          Samsonite Corporation                                 528,750
                                                    8,608,809          U-Line Corporation                                  1,295,994
                                               --------------                                                         --------------
ELECTRONICS - 3.85%                                                                                                        5,358,500
A E S Corporation                                     648,875                                                         --------------
Arrow Electronics, Inc.                               505,935          LEISURE, AMUSEMENT,
Directed Electronics, Inc.                          2,737,126           ENTERTAINMENT - 2.07%
Distributed Energy Systems                             99,400          IMAX Corporation                                      530,000
Electronic Data Systems Corporation                   525,232          Intrawest Corporation                                 253,438
Siebe PLC                                             330,750          Keepsake Quilting, Inc.                               714,640
                                               --------------          M G M Mirage, Inc.                                    221,625
                                                    4,847,318          Majestic Star Casino LLC                              265,000
                                               --------------          O E D Corp/Diamond Jo Company Guarantee               500,000
FARMING & AGRICULTURE - 0.00%                                          Warner Music Group                                    123,750
Protein Genetics, Inc.                                   --                                                           --------------
                                               --------------                                                              2,608,453
                                                                                                                      --------------

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28

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS March 31, 2006
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Cont.)                 Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
MACHINERY - 6.38%                                                      RETAIL STORES - 4.33%
C & M Conveyor, Inc.                           $    1,409,755          Blockbuster, Inc.                              $      240,625
Integration Technology Systems, Inc.                  711,753          Neff Motivation, Inc.                                 686,569
Manitowoc Company, Inc.                               102,000          Neiman Marcus Group, Inc.                             637,500
Maxon Corporation                                   1,746,571          Olympic Sales, Inc.                                 2,208,342
Safety Speed Cut Manufacturing Company, Inc.        1,316,386          Rent-A-Center, Inc.                                   250,000
Synventive Equity LLC                                  17,714          Rent-Way, Inc.                                        805,025
Tronair, Inc.                                       1,325,367          TVI, Inc.                                             294,375
Tubular Textile Machinery                           1,406,804          United Rentals, Inc.                                  325,000
                                               --------------                                                         --------------
                                                    8,036,350                                                              5,447,436
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 3.47%                                        TECHNOLOGY - 0.53%
Beacon Medical Products, Inc.                       1,396,662          Cymer, Inc.                                           456,750
Coeur, Inc.                                           707,430          Magnachip Semiconductor                                46,750
E X C Acquisition Corporation                          71,718          Sungard Data Systems                                   79,313
MicroGroup, Inc.                                    1,313,442          Unisys Corporation                                     88,425
OakRiver Technology, Inc.                             872,684                                                         --------------
                                               --------------                                                                671,238
                                                    4,361,936                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 3.49%
MINING, STEEL, IRON &                                                  Cincinnati Bell, Inc.                                 558,938
 NON PRECIOUS METALS - 0.04%                                           Intelsat Subsidiary Holding Company Ltd.              483,031
U S S Holdings, Inc.                                   54,525          ITC^DeltaCom, Inc.                                  1,402,975
                                               --------------          Nextel Communications, Inc.                           419,495
OIL AND GAS - 7.86%                                                    Rogers Wireless, Inc.                                 790,950
C & J Spec-Rent Services, Inc.                      1,791,634          Telex Communications, Inc.                            266,875
Chesapeake Energy Corporation                         664,625          Triton P C S, Inc.                                    475,000
Clayton Williams Energy, Inc.                         352,500                                                         --------------
Fuel Systems Holding Corporation                    1,318,732                                                              4,397,264
GulfMark Offshore, Inc.                               306,000                                                         --------------
Mustang Ventures Company                            1,837,891          TRANSPORTATION - 1.08%
North American Energy Partners                        195,000          Tangent Rail Corporation                            1,364,693
Offshore Logistics, Inc.                              329,000                                                         --------------
Pacific Energy Partners                               351,875          UTILITIES - 1.64%
Pogo Producing Co.                                    246,875          Atlas Pipeline Partners                               104,250
Quicksilver Resources, Inc.                           222,188          Dynegy Holdings, Inc.                                 165,000
Transmontaigne, Inc.                                2,285,236          Inergy LP                                              76,688
                                               --------------          Markwest Energy Operating Co.                         236,250
                                                    9,901,556          Moog, Inc.                                             59,100
                                               --------------          N R G Energy, Inc.                                    102,125
PHARMACEUTICALS - 1.10%                                                Nalco Co.                                             253,125
CorePharma LLC                                      1,329,865          Sierra Pacific Resources                              331,238
Enzymatic Therapy, Inc.                                56,250          Tenaska Alabama Partners L.P.                         182,864
                                               --------------          Utilicorp United, Inc.                                553,750
                                                    1,386,115                                                         --------------
                                               --------------                                                              2,064,390
PUBLISHING/PRINTING - 1.25%                                                                                           --------------
Cadmus Communications Corporation                     351,750          WASTE MANAGEMENT /
Houghton Mifflin Co.                                  537,500           POLLUTION - 0.89%
Primedia, Inc.                                        457,500          Terra Renewal Services, Inc.                        1,117,370
Sheridan Acquisition Corporation                      231,468                                                         --------------
                                               --------------          TOTAL CORPORATE RESTRICTED AND
                                                    1,578,218          PUBLIC SECURITIES - 99.13%                     $  124,842,350
                                               --------------                                                         ==============

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31,
2006. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2006 is
$1,841,094 and consists of $12,731,135 appreciation and $10,890,041 depreciation.

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                                                                                                                                  29

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2006
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2006
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 30, 2006
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.